Loans and Borrowings (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Principal and Interest Payable Amounts Outstanding

The Company has the following principal and interest payable amounts outstanding for loans and borrowings from banks:

(in thousand of Euros)	Year of maturity	September 30, 2025	September 30, 2024
Non-current liabilities
EUR Term Loan	2029	375,000	375,000
USD Term Loan	2029	98,641	152,883
Vendor Loan	2029	217,408	208,305
Vendor Loan - interest payable	N/A	3,983	—
Senior Notes	2029	428,500	428,500
		1,123,532	1,164,688
Senior Notes embedded derivative		28,638	28,638
Less: amortization under the effective interest method		(24,160)	(23,361)
		1,128,010	1,169,965

Current liabilities
EUR Term Loan - interest payable	N/A	2,242	3,591
USD Term Loan - current portion	2026	5,090	7,890
USD Term Loan - interest payable	N/A	428	—
Vendor Loan - interest payable	N/A	—	3,816
Senior Notes - interest payable	N/A	9,373	9,373
		17,133	24,670

Reconciliation of Financial Liabilities

A reconciliation of financial liabilities is as follows:

	Original EUR Term Loan	EUR Term Loan	Original USD Term Loan	USD Term Loan	Vendor Loan	Senior Notes	Amortized transaction costs of loans and borrowings *	Total loans and borrowings	Amortized transaction costs of RCF **	Interest cap
October 1, 2023	379,197	—	748,444	—	305,048	437,873	(17,524)	1,853,038	(1,826)	(2,913)
Changes from financing cash flows
Proceeds from loans and borrowings	—	375,000	—	259,524	—	—	—	634,524	—	—
Repayment of loans and borrowings	(375,000)	—	(730,836)	(90,196)	(100,000)	—	—	(1,296,032)	—	—
Interest (paid)/received ***	(26,140)	—	(37,391)	(2,689)	(2,049)	(22,496)	—	(90,765)	—	1,359
Payment capitalized transaction cost	—	—	—	—	—	—	(3,955)	(3,955)	(1,508)	—
Total changes from financing cash flows	(401,140)	375,000	(768,227)	166,639	(102,049)	(22,496)	(3,955)	(756,228)	(1,508)	1,359
The effect of changes in foreign exchange rates	—	—	(6,573)	(8,573)	—	—	478	(14,668)	—	—
Changes in fair value	—	—	—	—	—	—	—	—	—	2,767
Interest expense (income)	21,943	3,591	26,356	2,707	9,122	22,496	—	86,215	—	(1,359)
Amortization of capitalized transaction cost	—	—	—	—	—	—	26,528	26,528	1,881	—
Capitalized transaction cost not yet paid	—	—	—	—	—	—	(250)	(250)	—	—
September 30, 2024	—	378,591	—	160,773	212,121	437,873	5,277	1,194,635	(1,453)	(146)

October 1, 2024	—	378,591	—	160,773	212,121	437,873	5,277	1,194,635	(1,453)	(146)
Changes from financing cash flows
Proceeds from loans and borrowings	—	—	—	—	—	—	—	—	—	—
Repayment of loans and borrowings	—	—	—	(50,137)	—	—	—	(50,137)	—	—
Interest (paid)/received ***	—	(18,097)	—	(9,928)	—	(22,496)	—	(50,521)	—	144
Payment of capitalized transaction cost	—	—	—	—	—	—	(250)	(250)	—	—
Total changes from financing cash flows	—	(18,097)	—	(60,065)	—	(22,496)	(250)	(100,908)	—	144
The effect of changes in foreign exchange rates	—	—	—	(6,977)	—	—	31	(6,946)	—	—
Changes in fair value	—	—	—	—	—	—	—	—	—	146
Interest expense (income)	—	16,748	—	10,428	9,270	22,496	—	58,942	—	(144)
Amortization of capitalized transaction cost	—	—	—	—	—	—	(830)	(830)	329	—
Capitalized transaction cost not yet paid	—	—	—	—	—	—	250	250	—	—
September 30, 2025	—	377,242	—	104,159	221,391	437,873	4,478	1,145,143	(1,124)	—

* Amortized transaction of loans and borrowings has a positive balance as the value of the embedded derivative bifurcated at inception from the Senior Notes exceeds the amount of capitalized transaction costs.

**Transaction fees related to the RCF are capitalized as part of "Other assets."

*** The remainder of interest paid during the year ended September 30, 2025 relates to other financing costs.